Note 6 - Equity Compensation Plans (Details) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended				21 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended				1 Months Ended	9 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended		6 Months Ended	9 Months Ended
	May 17, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Class A Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Oct. 31, 2013 Class A Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Dec. 31, 2012 Class A Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Jan. 31, 2013 Class B Junior Shares [Member] Restricted Stock [Member] Per Tranch [Member] MacDermid [Member]	May 31, 2008 Class B Junior Shares [Member] Restricted Stock [Member] Minimum [Member] MacDermid [Member]	May 31, 2008 Class B Junior Shares [Member] Restricted Stock [Member] Maximum [Member] MacDermid [Member]	Apr. 13, 2007 Class B Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Oct. 31, 2013 Class B Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Mar. 31, 2013 Class B Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Mar. 31, 2012 Class B Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	May 31, 2008 Class B Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Dec. 31, 2012 Class B Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Jan. 29, 2013 Class C Junior Shares [Member] Restricted Stock [Member] Per Tranch [Member] MacDermid [Member]	Jan. 31, 2013 Class C Junior Shares [Member] Restricted Stock [Member] Per Tranch [Member] MacDermid [Member]	Dec. 31, 2013 Class C Junior Shares [Member] Restricted Stock [Member] Predecessor 2013 Period [Member] MacDermid [Member]	Jan. 29, 2013 Class C Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Jan. 31, 2013 Class C Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Jun. 30, 2013 Class C Junior Shares [Member] Restricted Stock [Member] MacDermid [Member]	Jun. 30, 2014 Common Stock [Member] Employee Stock Purchase Plan [Member]	May 17, 2013 Employee Stock Option [Member] Non-founder Directors [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Mar. 31, 2014 Restricted Stock Units Granted 6 March 2014 [Member] Maximum [Member] The 2013 Plan [Member]	Jun. 30, 2014 Restricted Stock Units Granted 6 March 2014 [Member] Director [Member] The 2013 Plan [Member]	Jun. 30, 2014 Restricted Stock Units Granted 6 March 2014 [Member] Director [Member] Amended And Restated Incentive Compensation Plan [Member]	Jun. 30, 2014 Restricted Stock Units Granted 6 March 2014 [Member] The 2013 Plan [Member]	Jun. 30, 2014 Restricted Stock Units Granted 6 March 2014 [Member] The 2013 Plan [Member]	Jun. 30, 2014 Restricted Stock Units Granted 3 May 2014 [Member] Employee [Member] Amended And Restated Incentive Compensation Plan [Member]	Jun. 30, 2014 Restricted Stock Units Granted 3 May 2014 [Member] The 2013 Plan [Member]	Jun. 30, 2014 Restricted Stock Units Granted 3 May 2014 [Member] The 2013 Plan [Member]	Jun. 30, 2014 Restricted Stock Units Granted 3 May 2014 [Member] The 2013 Plan [Member]	May 17, 2013 Non-founder Directors [Member]	Dec. 31, 2013 The 2013 Plan [Member]	Jun. 30, 2014 The 2013 Plan [Member]	Jun. 30, 2014 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 MacDermid [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																						5,178,815													15,500,000	15,088,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																																			0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			250,000																															250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 11.50
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																							5 years
Allocated Share-based Compensation Expense (in Dollars)		$ 303,000			$ 8,000													$ 9,030,000						$ 247,000			$ 262,000	$ 92,000	$ 92,000			$ 41,000	$ 41,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				2,150,000			1,666,666			1,620,000				1,364,000		1,666,666			5,000,000	5,000,000						9,242			329,823	72,500
Stock Issued During Period, Value, Other (in Dollars)																																						7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years				1 year	4 years
Potential Value of Shares (in Dollars)				0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 1.00							$ 12,317,000																				$ 28.36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value, Amount Per Share (in Dollars per share)					$ 0	$ 0								$ 0.67
Employee Service Share-based Compensation Awards Total Compensation Cost Not Yet Recognized Share-based Awards Other Than Options (in Dollars)						11,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						1,880,192					1,056,640				411,756
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)						22,063,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage												20.00%	20.00%																		69.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																1,630,000	1,630,000		4,890,000	4,890,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options (in Dollars)																									7,100
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Estimated Fair Value (in Dollars)																					$ 9,030,000